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                            CARTER LEDYARD & MILBURN
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200



                                                                   June 19, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: UBS PaineWebber Equity Trust, Value Select Ten Series 2001C
    File #333-90525
    Rule 497(j) Filing

Dear Sir/Madam:

                  On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on June 19, 2001.


                                         Very truly yours,

                                         /s/ Kathleen H. Moriarty, Esq.
                                                     Kathleen H. Moriarty, Esq.


cc: Patricia Mengiste